INCOME TAXES - Summary of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 611	$ 580
Regulatory assets and liabilities	491	449
Non-capital losses	4	27
Non-depreciable capital property	255	255
Tax credit carryforwards	210	244
Investment in subsidiaries	114	113
Capital losses	27	19
Environmental expenditures	15	16
Other	3	11
Deferred income tax assets gross	1,730	1,714
Less: valuation allowance	(399)	(393)
Total deferred income tax assets	1,331	1,321
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,905	2,531
Pension assets	214	235
Total deferred income tax liabilities	3,119	2,766
Net deferred income tax liabilities	$ (1,788)	$ (1,445)